                                              ANNUAL REPORT, December 31, 1996

     [LOGO]

                                             FUND FOR TAX-FREE INVESTORS, INC.
                                      4922 FAIRMONT AVENUE, BETHESDA, MD 20814
                                                 (800) 622-1386 (301) 657-1510

--------------------------------------------------------------------------------

Dear Shareholders:

The Federal Reserve began last year by reducing interest rates by 25 basis points in January, and as it turns out, that would be the last adjustment for 1996. Inflationary fears began to creep into the market culminating in a peak in rates above 7% in the 30 year Treasury bond, before retracing much of this increase by year end, as these fears began to subside.

The municipal bond market was affected by several factors in 1996. Included among them were the continued stock market surge, with over 40 new record highs in the Dow, an ease in tax-reform fears, and an increased volatility on individual economic data releases. All eyes will continue to be on the Federal Reserve's take of the economy in 1997, for clues to their interest rate policy. Another key to the municipal market in 1997 will be the performance of the streaking equity markets. Should these markets start to show signs of slowing, bonds stand to benefit from crossover interest.

                        TAX-FREE MONEY MARKET PORTFOLIO

The Tax-Free Money Market Portfolio invests in high quality, tax-exempt municipal securities with maturities of less than one year. Fund For Tax-Free Investors Money Market Portfolio had an annualized net investment income of 2.67% of net assets for the year ended December 31, 1996, compared to 3.04% for 1995. On December 31, 1996, the Portfolio's average maturity was 55 days.

                   MARYLAND AND VIRGINIA TAX-FREE PORTFOLIOS

Both the State of Maryland and the State of Virginia remain in a group of nine states to hold a debt rating of AAA, with each state benefiting from a wealthy and diversified economic base, as well as a conservative approach to debt policy and financial operations. Maryland has been able to adjust its budget to compensate for slower growth, and as a result has rebuilt its reserves. Virginia continues to see moderate growth in its economy, with unemployment staying below the national level.

Fund for Tax-Free Investors Maryland Portfolio had a total return of 3.21% for the year ended December 31, 1996. On an annualized basis, net income averaged 4.92% of net assets for the year. Net assets for the Maryland Portfolio stood at $44.4 million at 1996 year end, and had an average maturity of 16.4 years.

The Maryland Portfolio continues to maintain investment in high quality bonds with over 87% of the Portfolio having a rating of AA or better.

Fund for Tax-Free Virginia Portfolio ended 1996 with a 2.91% total return. On an annualized basis, net income averaged 4.84% of net assets for the year ended December 31, 1996. Net assets for the Virginia Portfolio stood at $32.4 million at year end, and had an average maturity of 16.8 years. The quality of securities in the Virginia Portfolio remain high with over 88% its bonds rated AA or above.

                                    OUTLOOK

We look for the economy to continue to grow at a moderate and sustainable pace in 1997. Economic data will remain a prominent factor, as market participants keep watch for any potential inflationary data that could cause the Fed to intervene, which may result in some market volatility. The performance of the stock markets will also play a major role, as its record breaking performance has kept the spotlight on equities. Should sentiment begin to change, bonds could begin to see more money come in from these markets. We also look for municipal issuance not to increase in 1997, as municipalities adhere to budget constraints.

As always management will maintain its long-term, conservative investment strategy. Fund for Tax-Free Investors, Inc. invests in only high quality issues that we feel provide the best value along the yield curve. We thank you for your continued support, and look forward to serving your investment needs in the future.

Sincerely,

       [SIGNATURE]                        [SIGNATURE]
Daniel L. O'Connor                        Richard J. Garvey
Chairman                                  President

February 10, 1997

                       FUND FOR TAX-FREE INVESTORS, INC.

                            STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO
                               December 31, 1996

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
ARIZONA 2.55%
Glendale General Obligation
  7.00%,7/01/97 AAA............  $  475,000  $   482,121
                                             -----------
CALIFORNIA 6.92%
California School Cash Reserve
Program Revenue
  4.75%, 7/02/97 SP1+..........     800,000      803,456
San Diego Area Local Government
Revenue Anticipation Note
General Obligation
  4.75%, 10/01/97 SP1+.........     500,000      503,765
                                             -----------
  State Total..................                1,307,221
                                             -----------
COLORADO 11.12%
Colorado Student Obligation
Board Authority Floating Rate
Notes
  3.90%, 8/01/00+ A-1+.........     800,000      800,000
Denver Airport Floating Rate
Notes
  4.35%, 12/01/25+ A-1+........     800,000      800,000
Pitkin County Housing Revenue
Series 1996A Floating Rate
Notes
  4.20%, 12/01/24+ A-1+........     500,000      500,000
                                             -----------
  State Total..................                2,100,000
                                             -----------
GEORGIA 2.81%
Georgia Municipal Electric
Authority Revenue
  7.75%, 1/01/97 AAA...........     520,000      530,400
                                             -----------
IOWA 1.59%
Iowa Housing Financial
Authority
Floating Rate Notes
  4.25%, 5/01/97+ A-1+.........     300,000      300,000
                                             -----------
LOUISIANA 6.68%
Louisiana State
General Obligation
  7.00%, 8/01/97 AAA...........     350,000      362,304
New Orleans Aviation Floating
Rate Notes
  3.45%, 8/01/16+ A-1+.........     900,000      900,000
                                             -----------
  State Total..................                1,262,304
                                             -----------

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
MARYLAND 6.88%
Baltimore Industrial
Development
Authority Floating Rate Notes
  3.70%, 8/01/16+ A-1..........  $  100,000  $   100,000
Maryland Health and Higher
Education
Loyola College Issue B
Floating Rate Notes
  4.30%, 10/01/13+ AAA.........     400,000      400,000
Washington Suburban Sanitation
Floating Rate Notes
  4.10%, 1/01/99+ A-1+.........     800,000      800,000
                                             -----------
  State Total..................                1,300,000
                                             -----------
MINNESOTA 21.93%
Beltrami County Environmental
Floating Rate Notes
  5.00%, 12/01/21+ A-1+........     100,000      100,000
City of Minneapolis Housing
Development Floating Rate Notes
  4.15%, 9/01/26+ VMIG1........     500,000      500,000
City of St. Louis Park Series
1985 Floating Rate Notes
  4.15%, 2/01/06+ A-1..........     230,000      230,000
Minnesota State General
Obligation
  7.10%, 8/01/97 AAA...........     500,000      509,609
Minnesota State Higher
Education Floating Rate Notes
  4.35%, 12/01/24+ VMIG1.......     500,000      500,000
Olmsted County General
Obligation
  6.55%, 2/01/97 AA+...........     800,000      801,976
St. Paul Housing Development
Floating Rate Notes
  4.15%, 3/01/13+ A-1+.........     300,000      300,000
St. Paul United Way Project
Floating Rate Notes
  4.20%, 12/01/18+ A-1.........     400,000      400,000
Waconia Industrial Development
Revenue Floating Rate Notes
  4.40%, 10/01/16+ A-1.........     800,000      800,000
                                             -----------
  State Total..................                4,141,585
                                             -----------

                            STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (Continued)
                               December 31, 1996

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
MONTANA 3.18%
Montana State Health Floating
Rate Notes
  4.20%, 12/01/15+ A-1+........  $  600,000  $   600,000
                                             -----------
NEW HAMPSHIRE 2.65%
New Hamphshire Health Floating
Rate Notes
  4.25%, 11/01/21+ VMIG1.......     500,000      500,000
                                             -----------
NEW MEXICO 2.65%
New Mexico State Severence Tax
Series B Revenue
  4.00%, 7/01/97 AA............     500,000      500,850
                                             -----------
NEW YORK 7.94%
Nassau County Bond Anticipation
Notes Series C General
Obligation
  4.25%, 3/14/97 SP1...........     400,000      400,552
Nassau County Revenue
Anticipation Notes General
Obligation
  3.50%, 3/05/97 SP1...........     200,000      199,943
New York, New York Series B
Subseries B2 Floating Rate
Notes
  5.00%, 8/15/03+ A-1+.........     100,000      100,000
New York, New York Subseries A5
Floating Rate Notes
  5.00%, 8/01/15+ A-1+.........     100,000      100,000
New York City Municipal Water
Finance Authority Floating Rate
Notes
  5.00%, 6/15/22+ A-1+.........     700,000      700,000
                                             -----------
  State Total..................                1,500,495
                                             -----------
NORTH CAROLINA 4.24%
City of Winston-Salem Floating
Rate Notes
  4.30%, 4/01/00+ A-1+.........     800,000      800,000
                                             -----------
OHIO 2.65%
Ohio State Education Facility
Floating Rate Notes
  2.80%, 10/01/15+ A-1+........     500,000      500,000
                                             -----------

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
TEXAS 6.73%
Port Arthur Floating Rate Notes
  5.10%, 5/01/03+ P-1..........  $  700,000  $   700,000
Wichita Falls General
Obligation
  4.10%, 9/01/97 AAA...........     570,000      571,645
                                             -----------
  State Total..................                1,271,645
                                             -----------
VIRGINIA 8.48%
Fairfax County General
Obligation
  6.85%, 4/01/97 AAA...........     400,000      402,924
Henrico Industrial Development
Authority Floating Rate Notes
  5.10%, 5/01/24+ VMIG1........     600,000      600,000
Virginia Public School
Authority Revenue
  7.40%, 1/01/97 AA............     600,000      600,000
                                             -----------
  State Total..................                1,602,924
                                             -----------
WEST VIRGINIA 3.83%
Kanawha County Building
Commission Charleston Area
Medical Center Revenue
  7.10%, 6/01/97 AAA...........     700,000      724,017
                                             -----------
TOTAL INVESTMENTS 102.83%
  (Cost $19,423,562*)......................   19,423,562
LIABILITIES LESS OTHER ASSETS
  (2.83)%..................................     (534,040)
                                             -----------
NET ASSETS (NOTE 5) 100.00%................  $18,889,522
                                             -----------
                                             -----------
NET ASSET VALUE PER SHARE
  (Based on 18,889,522 Shares
  Outstanding).............................        $1.00
                                             -----------
                                             -----------

              *Same cost is used for Federal income tax purposes.

                        Security ratings are unaudited.

                       See Notes to Financial Statements.

-------------

+--Daily or Weekly Tender Bond

                       FUND FOR TAX-FREE INVESTORS, INC.

                            STATEMENT OF NET ASSETS
                               VIRGINIA PORTFOLIO
                               December 31, 1996

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------

Alexandria Industrial
Development Authority Revenue
  7.40%, 1/01/08 A+............  $  175,000  $   176,173
Arlington County General
Obligation
  6.00%, 8/01/12 AAA...........     500,000      529,865
  5.40%, 6/01/13 AAA...........   1,000,000    1,010,140
  5.375%, 12/01/16 AAA.........   1,000,000    1,000,820
Chesapeake Bay Bridge & Tunnel
Revenue
  5.25%, 7/01/19 AAA...........   1,000,000      959,240
Chesapeake Water & Sewer System
Revenue
  6.50%, 7/01/05 A+............     270,000      294,883
Chesterfield County General
Obligation
  6.25%, 7/15/11 AA+...........     300,000      319,218
Chesterfield County Water &
Sewer Revenue
  6.375%, 11/01/07 AA..........     300,000      325,683
  6.375%, 11/01/10 AA..........     500,000      533,230
Danville General Obligation
  6.50%, 5/01/11 A.............     250,000      265,140
Fairfax County Economic
Development Authority Lease
Revenue
  5.50%, 5/15/18 AA............   2,000,000    1,958,040
Fairfax County Industrial
Development Authority Revenue
  5.25%, 8/15/19 AA............     500,000      473,995
Fairfax County Resource
Recovery Revenue
  7.75%, 2/01/11 A+............     300,000      323,610
Fairfax County Water Authority
Revenue
  5.80%, 1/01/16 AAA...........     500,000      512,195
  6.00%, 4/01/22 AA-...........   1,000,000    1,028,750
Hampton General Obligation
  6.00%, 1/15/14 AA-...........     350,000      363,353
Hanover City Water & Sewer
Revenue
  5.25%, 2/01/16 AAA...........     500,000      485,320

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Henrico County Industrial
Development Authority Revenue
  7.125%, 8/01/21 AA...........  $  400,000  $   449,444
Henrico County Industrial
Development Authority Floating
Rate Notes
  5.10%, 5/01/24+ VMIG1........     200,000      200,000
Henrico County Water & Sewer
Revenue
  6.45%, 5/01/02 AAA...........     300,000      327,144
  6.25%, 5/01/13 AA-...........     500,000      514,525
Henry County General Obligation
  8.825%, 11/01/05 Aaa.........     200,000      258,652
Isle of Wight County General
Obligation
  6.70%, 1/01/12 A.............     200,000      215,054
James City County General
Obligation
  5.25%, 12/15/15 AAA..........   1,000,000      971,910
Leesburg General Obligation
  5.50%, 6/01/13 AAA...........     500,000      500,365
Loudoun County Sanitation
Authority Revenue
  6.25%, 1/01/10 AAA...........     550,000      585,926
  6.25%, 1/01/16 AAA...........     500,000      524,670
Metropolitan Washington, D.C.
Airport Authority Revenue
  6.50%, 10/01/06 AAA..........     300,000      325,791
  5.90%, 10/01/09 AAA..........     300,000      310,536
  7.60%, 10/01/14 AA-..........     125,000      137,735
Newport News General Obligation
  6.125%, 6/01/12 AA-..........     270,000      283,316
Norfolk General Obligation
  5.75%, 6/01/13 AAA...........     500,000      509,065
Norfolk Water Revenue
  5.75%, 11/01/12 AAA..........     500,000      512,520
  5.875%, 11/01/15 AAA.........     500,000      513,670
Portsmouth General Obligation
  6.375%, 8/01/11 AA-..........     200,000      210,656
Portsmouth Redevelopment &
Housing Authority Revenue
  6.05%, 12/01/08 AAA..........     500,000      525,065

                            STATEMENT OF NET ASSETS
                         VIRGINIA PORTFOLIO (Continued)
                               December 31, 1996

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Potomac & Rappahannock
Transportation District
Commission Revenue
  6.70%, 3/01/11 AAA...........  $  600,000  $   638,466
Prince William County General
Obligation
  6.20%, 12/01/11 AA...........     300,000      314,163
Prince William County
Industrial Development
Authority Revenue
  7.25%, 3/01/00 NR............     250,000      275,810
Prince William County Park
Authority Revenue
  6.875%, 10/15/16 A-..........     500,000      533,320
Richmond Metro Authority
Revenue
  6.10%, 7/15/06 AAA...........     300,000      324,294
  6.375%, 7/15/16 AAA..........     500,000      530,015
Southeastern Virginia Public
Service Authority Revenue
  5.15%, 7/01/09 AAA...........     500,000      494,105
Suffolk General Obligation
  6.00%, 8/01/13 A.............     500,000      513,745
Upper Occoquan Sewer Authority
Revenue
  5.15%, 7/01/20 AAA...........   1,000,000      941,590
Virginia Beach General
Obligation
  6.50%, 8/01/07 AA............     500,000      544,995
  5.90%, 9/01/08 AA............     500,000      530,580
  5.85%, 11/01/12 AA...........     500,000      517,335
Virginia College Building
Authority Revenue
  6.625%, 5/01/13 A-...........     300,000      313,401
  5.75%, 1/01/14 AA............     500,000      506,305
Virginia Housing Development
Authority Revenue
  7.40%, 7/01/09 AA+...........     200,000      208,444
  6.625%, 7/01/13 A+...........     275,000      284,787
  5.95%, 7/01/13 AA+...........     500,000      510,965
  5.35%, 7/01/16 AA+...........     500,000      472,815

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Virginia Port Authority Revenue
  5.90%, 7/01/16 A+............  $  500,000  $   509,195
Virginia Public Building
Authority Revenue
  5.00%, 8/01/15 AA............   1,000,000      942,210
  5.20%, 8/01/16 AA............   1,000,000      964,250
Virginia Public School
Authority Revenue
  6.20%, 8/01/13 AA............     320,000      340,416
  5.00%, 8/01/16 AA............     500,000      470,230
Virginia Resource Authority
Revenue
  6.75%, 10/01/04 NR...........     240,000      272,126
  6.00%, 10/01/12 AA...........     400,000      408,900
  6.45%, 4/01/13 AA............     300,000      316,086
Virginia Transportation Board
Revenue
  6.00%, 4/01/10 AA............     300,000      313,026
                                             -----------
TOTAL INVESTMENTS 97.13%
  (Cost $30,263,876*)......................   31,427,273
OTHER ASSETS LESS LIABILITIES
  2.87%....................................      927,471
                                             -----------
NET ASSETS (NOTE 5) 100.00%................  $32,354,744
                                             -----------
                                             -----------
NET ASSET VALUE PER SHARE
  (Based on 2,917,394 Shares
  Outstanding).............................       $11.09
                                             -----------
                                             -----------

              *Same cost is used for Federal income tax purposes.

                        Security ratings are unaudited.

                       See Notes to Financial Statements.

-------------

+--Daily or Weekly Tender Bond

                       FUND FOR TAX-FREE INVESTORS, INC.

                            STATEMENT OF NET ASSETS
                               MARYLAND PORTFOLIO
                               December 31, 1996

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------

Anne Arundel County Water &
Sewer General Obligation
  6.20%, 8/01/12 AA+...........  $  725,000  $   770,508
  6.00%, 7/15/13 AA+...........     500,000      518,675
  6.30%, 8/01/16 AA+...........     500,000      535,860
  6.30%, 8/01/19 AA+...........     725,000      774,409
Anne Arundel County Pollution
Control Revenue
  6.00%, 4/01/24 A.............   1,230,000    1,250,812
Anne Arundel County Solid Waste
Project General Obligation
  5.50%, 9/01/15 AA+...........     500,000      489,680
Baltimore City General
Obligation
  6.40%, 10/15/02 AAA..........     465,000      509,054
  5.50%, 10/15/10 AAA..........   1,000,000    1,020,800
Baltimore City Revenue
  6.00%, 7/01/15 AAA...........     500,000      523,450
Baltimore County General
Obligation
  6.125%, 7/01/08 AAA..........     500,000      537,765
  6.70%, 7/01/11 AAA...........     600,000      630,348
  5.50%, 6/01/12 AAA...........   1,000,000    1,017,780
  6.70%, 7/01/16 AAA...........     500,000      525,140
Baltimore Port Facility Revenue
  6.50%, 12/01/10 AA-..........     400,000      432,744
  6.50%, 10/01/11 AA-..........     250,000      269,505
  6.50%, 10/01/11 AA-..........     250,000      269,505
Calvert County Pollution
Control Revenue
  5.55%, 7/15/14 A.............   1,000,000      987,840
Carroll County General
Obligation
  6.10%, 10/01/08 AA...........     380,000      410,085
  7.10%, 10/01/09 AA...........     235,000      261,376
  7.25%, 10/01/15 AA...........     300,000      331,908
  5.30%, 11/01/15 AA...........   1,000,000      985,870
  6.50%, 10/01/24 AA...........     225,000      244,805
Frederick County General
Obligation
  6.30%, 7/01/06 AA-...........     500,000      547,145
  6.125%, 12/01/07 AAA.........     500,000      537,150
  5.60%, 7/01/11 AA-...........     500,000      511,150
City of Frederick General
Obligation
  6.00%, 10/01/11 AAA..........     300,000      313,476
Howard County Metropolitan
District General Obligation
  6.00%, 8/15/19 AA+...........     500,000      510,045

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Howard County Public
Improvement General Obligation
  6.00%, 5/15/14 AA+...........  $  500,000  $   515,415
  5.50%, 2/15/16 AA+...........   1,500,000    1,511,610
Howard County Special
Facilities Revenue
  6.10%, 2/15/13 AA-...........     500,000      515,110
Laurel General Obligation
  6.70%, 7/01/01 AAA...........     600,000      665,130
Maryland Community Development
Administration Revenue
  6.60%, 4/01/06 Aa............     200,000      211,050
  7.375%, 4/01/10 Aa...........     495,000      519,413
  7.25%, 4/01/11 Aa............     200,000      211,260
  7.15%, 4/01/11 Aa............     405,000      424,845
  7.25%, 4/01/16 Aa............     275,000      281,108
  7.70%, 5/15/20 Aa............     250,000      263,293
  7.40%, 5/15/24 Aa............     125,000      131,711
  7.25%, 4/01/27 Aa............     385,000      404,212
Maryland General Obligation
  5.00%, 10/15/11 AAA..........   1,000,000      976,440
Maryland Health & Higher
Education Facilities Authority
Revenue
  5.70%, 7/01/09 A.............     500,000      512,170
  5.25%, 7/01/13 AAA...........     500,000      482,355
  6.125%, 7/01/14 AAA..........     500,000      521,200
  5.50%, 10/01/16 AAA..........   1,000,000    1,000,000
  6.50%, 7/01/17 A.............     200,000      207,188
  6.125%, 7/01/19 AAA..........     500,000      519,330
Maryland Industrial Development
Revenue
  7.125%, 7/01/06 A-...........     300,000      310,941
Maryland Stadium Authority
Sports Revenue
  7.375%, 12/15/04 AA-.........     425,000      465,473
  7.50%, 12/15/10 AA-..........     695,000      758,196
  5.875%, 12/15/13 AAA.........   1,000,000    1,029,590
  5.375%, 12/15/15 AA..........     500,000      490,090
  7.60%, 12/15/19 AA-..........     500,000      542,350
Maryland Transportation
Authority Revenue
  6.50%, 7/01/04 A+............     500,000      540,210
Maryland Water Quality Finance
Administration Revenue
  7.10%, 9/01/01 AAA...........     230,000      259,468
  6.00%, 9/01/15 AA............   1,000,000    1,033,370

                            STATEMENT OF NET ASSETS
                         MARYLAND PORTFOLIO (Continued)
                               December 31, 1996

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Montgomery County Housing
Opportunity Commission Revenue
  6.70%, 7/01/11 Aa............  $  380,000  $   402,040
  7.80%, 7/01/12 N/R...........     200,000      207,460
  7.875%, 7/01/13 A............     400,000      401,204
  7.375%, 7/01/17 Aa...........     180,000      187,898
  6.65%, 7/01/17 Aa............     180,000      188,910
  7.00%, 7/01/23 A.............     250,000      262,157
Montgomery County Parking
Revenue
  6.25%, 6/01/09 AAA...........     300,000      318,975
Montgomery County Waste
Disposal Authority Revenue
  5.875%, 6/01/13 AAA..........     250,000      250,000
North East Maryland Waste
Disposal Authority Revenue
  6.20%, 7/01/10 A.............     500,000      508,580
  6.30%, 7/01/16 A.............   1,000,000    1,012,450
Prince Georges County General
Obligation
  5.75%, 3/15/08 AAA...........     500,000      522,210
Prince Georges County Housing
Authority Revenue
  6.35%, 7/20/20 AAA...........     700,000      723,555
Prince Georges County Pollution
Control Revenue
  5.75%, 3/15/10 A.............   1,000,000    1,027,890
Prince Georges County Solid
Waste Management System Revenue
  6.80%, 6/30/00 AAA...........     250,000      274,230
  7.00%, 6/30/00 AAA...........     250,000      275,837
St. Mary's County General
Obligation
  5.85%, 11/01/18 AAA..........     500,000      509,620

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
University of Maryland System
Auxiliary Revenue
  6.375%, 4/01/09 AA+..........  $  500,000  $   539,000
  5.60%, 4/01/12 AA+...........   1,000,000    1,018,290
  5.60%, 4/01/16 AA+...........   1,000,000    1,010,000
Washington County General
Obligation
  5.125%, 1/01/12 AAA..........     500,000      488,240
  5.25%, 1/01/16 AAA...........     500,000      482,525
Washington, D.C. Metropolitan
Area Transit Authority Revenue
  6.00%, 7/01/10 AAA...........     275,000      292,575
  5.25%, 7/01/14 AAA...........     650,000      633,308
Washington Suburban Sanitary
District General Obligation
  6.20%, 6/01/09 AA............     300,000      320,589
  6.20%, 6/01/12 AA............     900,000      952,488
                                             -----------
TOTAL INVESTMENTS 98.69%
  (Cost $42,319,545*)......................   43,829,444
OTHER ASSETS LESS LIABILITIES
  1.31%....................................      580,913
                                             -----------
NET ASSETS (NOTE 5) 100.00%................  $44,410,357
                                             -----------
                                             -----------
NET ASSET VALUE PER SHARE
  (Based on 4,116,494 Shares
  Outstanding).............................       $10.79
                                             -----------
                                             -----------

              *Same cost is used for Federal income tax purposes.

                        Security ratings are unaudited.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.

                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 1996

                                                                         Money
                                                                        Market      Virginia     Maryland
                                                                       Portfolio    Portfolio    Portfolio
                                                                      -----------  -----------  -----------

INVESTMENT INCOME (Note 1)..........................................  $   672,036  $ 1,877,579  $ 2,784,078
                                                                      -----------  -----------  -----------
EXPENSES
  Investment Advisory Fee (Note 2)..................................       98,353      203,550      297,831
  Administrative Fee (Note 2).......................................       49,176       97,704      142,959
                                                                      -----------  -----------  -----------
    Total Expenses..................................................      147,529      301,254      440,790
                                                                      -----------  -----------  -----------
NET INVESTMENT INCOME...............................................      524,507    1,576,325    2,343,288
                                                                      -----------  -----------  -----------
Net Realized Gain on Investment Transactions........................           --      262,689      484,951
Net Change in Unrealized Appreciation (Depreciation) of
Investments.........................................................           --     (932,337)  (1,400,547)
                                                                      -----------  -----------  -----------
NET LOSS ON INVESTMENTS.............................................           --     (669,648)    (915,596)
                                                                      -----------  -----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................  $   524,507  $   906,677  $ 1,427,692
                                                                      -----------  -----------  -----------
                                                                      -----------  -----------  -----------

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                        For the Year Ended December 31,

                                                          Money Market                 Virginia                   Maryland
                                                           Portfolio                   Portfolio                  Portfolio
                                                   --------------------------  -------------------------  -------------------------
                                                       1996          1995          1996         1995          1996         1995
                                                   ------------  ------------  ------------  -----------  ------------  -----------
FROM INVESTMENT
  ACTIVITIES
  Net Investment Income..........................  $    524,507  $    685,821  $  1,576,325  $ 1,616,115  $  2,343,288  $ 2,458,343
  Net Realized Gain on Investment Transactions...            --            --       262,689      520,780       484,951      703,293
  Net Change in Unrealized Appreciation
    (Depreciation) of Investments................            --            --      (932,337)   2,211,797    (1,400,547)   3,181,300
                                                   ------------  ------------  ------------  -----------  ------------  -----------
  Net Increase in Net Assets Resulting from
    Operations...................................       524,507       685,821       906,677    4,348,692     1,427,692    6,342,936
                                                   ------------  ------------  ------------  -----------  ------------  -----------
DISTRIBUTIONS TO
  SHAREHOLDERS
  From Net Investment Income (Note 1)............      (524,507)     (685,821)   (1,575,364)  (1,616,115)   (2,341,219)  (2,462,951)
  From Net Realized Capital Gains................            --            --            --           --            --           --
                                                   ------------  ------------  ------------  -----------  ------------  -----------
  Total Distributions to Shareholders............      (524,507)     (685,821)   (1,575,364)  (1,616,115)   (2,341,219)  (2,462,951)
                                                   ------------  ------------  ------------  -----------  ------------  -----------
FROM SHARE
  TRANSACTIONS
  Net Proceeds from Sales of Shares..............    33,109,020    35,510,140     9,574,030    6,434,659     6,196,673    8,322,830
  Reinvestment of Distributions..................       501,351       654,122     1,309,667    1,335,827     1,976,301    2,084,415
  Cost of Shares Redeemed........................   (35,493,325)  (40,978,186)  (11,328,124)  (4,964,282)  (12,573,794)  (8,947,989)
                                                   ------------  ------------  ------------  -----------  ------------  -----------
  Net Increase (Decrease) in Net Assets Resulting
    from Share Transactions......................    (1,882,954)   (4,813,924)     (444,427)   2,806,204    (4,400,820)   1,459,256
                                                   ------------  ------------  ------------  -----------  ------------  -----------
  TOTAL INCREASE (DECREASE) IN NET ASSETS........    (1,882,954)   (4,813,924)   (1,113,114)   5,538,781    (5,314,347)   5,339,241

NET ASSETS - Beginning of Year...................    20,772,476    25,586,400    33,467,858   27,929,077    49,724,704   44,385,463
                                                   ------------  ------------  ------------  -----------  ------------  -----------
NET ASSETS - End of Year.........................   $18,889,522   $20,772,476   $32,354,744  $33,467,858   $44,410,357  $49,724,704
                                                   ------------  ------------  ------------  -----------  ------------  -----------
                                                   ------------  ------------  ------------  -----------  ------------  -----------
SHARES
  Sold...........................................    33,089,461    35,510,140       871,229      592,898       576,046      780,823
  Issued in Reinvestment of Distributions........       501,351       654,122       118,996      122,110       184,046      195,235
  Redeemed.......................................   (35,493,325)  (40,978,186)   (1,030,689)    (454,301)   (1,170,922)    (839,368)
                                                   ------------  ------------  ------------  -----------  ------------  -----------
  Net Increase (Decrease) in Shares..............    (1,902,513)   (4,813,924)      (40,464)     260,707      (410,830)     136,690
                                                   ------------  ------------  ------------  -----------  ------------  -----------
                                                   ------------  ------------  ------------  -----------  ------------  -----------

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.

                              FINANCIAL HIGHLIGHTS
                             MONEY MARKET PORTFOLIO

                                                                  For the Year Ended December 31,
                                                       -----------------------------------------------------
                                                         1996       1995       1994       1993       1992
                                                       ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Year................  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                                                       ---------  ---------  ---------  ---------  ---------
  Income from Investment Operations:
    Net Investment Income............................      0.027      0.030      0.020      0.016      0.023
    Net Realized and Unrealized Gains on
      Securities.....................................         --         --         --         --         --
                                                       ---------  ---------  ---------  ---------  ---------
      Total from Investment Operations...............      0.027      0.030      0.020      0.016      0.023
                                                       ---------  ---------  ---------  ---------  ---------
  Distributions to Shareholders:
    From Net Investment Income.......................     (0.027)    (0.030)    (0.020)    (0.016)    (0.023)
    From Net Realized Capital Gains..................         --         --         --         --         --
                                                       ---------  ---------  ---------  ---------  ---------
      Total Distributions to Shareholders............     (0.027)    (0.030)    (0.020)    (0.016)    (0.023)
                                                       ---------  ---------  ---------  ---------  ---------
  Net Increase in Net Asset Value....................         --         --         --         --         --
                                                       ---------  ---------  ---------  ---------  ---------
  Net Asset Value - End of Year......................  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                                                       ---------  ---------  ---------  ---------  ---------
                                                       ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN..............................      2.69%      3.09%      2.02%      1.66%      2.25%

RATIOS TO AVERAGE NET ASSETS:
  Expenses...........................................      0.75%      0.75%      0.75%      0.78%      0.80%
  Net Investment Income..............................      2.67%      3.04%      1.99%      1.65%      2.25%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate............................         --         --         --         --         --
  Net Assets at End of Year (000's omitted)..........  $  18,890  $  20,772  $  25,586  $  23,283  $  25,935
  Number of Shares Outstanding at End of Year (000's
    omitted).........................................     18,890     20,792     25,604     23,312     25,964

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.

                              FINANCIAL HIGHLIGHTS
                               VIRGINIA PORTFOLIO

                                                                  For the Year Ended December 31,
                                                       -----------------------------------------------------
                                                         1996       1995       1994       1993       1992
                                                       ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Year................  $   11.31  $   10.36  $   11.51  $   10.84  $   10.63
                                                       ---------  ---------  ---------  ---------  ---------
  Income from Investment Operations:
    Net Investment Income............................      0.534      0.564      0.578      0.582      0.610
    Net Realized and Unrealized Gains (Losses) on
      Securities.....................................     (0.221)     0.953     (1.150)     0.670      0.210
                                                       ---------  ---------  ---------  ---------  ---------
      Total from Investment Operations...............      0.313      1.517     (0.572)     1.252      0.820
                                                       ---------  ---------  ---------  ---------  ---------
  Distributions to Shareholders:
    From Net Investment Income.......................     (0.533)    (0.564)    (0.578)    (0.582)    (0.610)
    From Net Realized Capital Gains..................         --         --         --         --         --
                                                       ---------  ---------  ---------  ---------  ---------
      Total Distributions to Shareholders............     (0.533)    (0.564)    (0.578)    (0.582)    (0.610)
                                                       ---------  ---------  ---------  ---------  ---------
  Net Increase (Decrease) in Net Asset Value.........      (0.22)      0.95      (1.15)      0.67       0.21
                                                       ---------  ---------  ---------  ---------  ---------
  Net Asset Value - End of Year......................  $   11.09  $   11.31  $   10.36  $   11.51  $   10.84
                                                       ---------  ---------  ---------  ---------  ---------
                                                       ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN..............................      2.91%     14.92%    (5.02)%     11.80%      7.98%

RATIOS TO AVERAGE NET ASSETS:
  Expenses...........................................      0.93%      0.77%      0.55%      0.50%      0.50%
  Expenses Before Reimbursement from Adviser.........      0.93%      0.93%      0.93%      0.93%      0.93%
  Net Investment Income..............................      4.84%      5.17%      5.35%      5.15%      5.71%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate............................        46%        55%        33%        43%        50%
  Net Assets at End of Year (000's omitted)..........  $  32,355  $  33,468  $  27,929  $  34,371  $  25,513
  Number of Shares Outstanding at End of Year (000's
    omitted).........................................      2,917      2,958      2,697      2,985      2,354

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.

                              FINANCIAL HIGHLIGHTS
                               MARYLAND PORTFOLIO

                                                                  For the Year Ended December 31,
                                                       -----------------------------------------------------
                                                         1996       1995       1994       1993       1992
                                                       ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Year................  $   10.98  $   10.11  $   11.27  $   10.60  $   10.39
                                                       ---------  ---------  ---------  ---------  ---------
  Income from Investment Operations:
    Net Investment Income............................      0.528      0.550      0.565      0.568      0.594
    Net Realized and Unrealized Gains (Losses) on
      Securities.....................................     (0.190)     0.869     (1.157)     0.670      0.210
                                                       ---------  ---------  ---------  ---------  ---------
      Total from Investment Operations...............      0.338      1.419     (0.592)     1.238      0.804
                                                       ---------  ---------  ---------  ---------  ---------
  Distributions to Shareholders:
    From Net Investment Income.......................     (0.528)    (0.551)    (0.565)    (0.568)    (0.594)
    From Net Realized Capital Gains..................         --         --     (0.003)        --         --
                                                       ---------  ---------  ---------  ---------  ---------
      Total Distributions to Shareholders............     (0.528)    (0.551)    (0.568)    (0.568)    (0.594)
                                                       ---------  ---------  ---------  ---------  ---------
  Net Increase (Decrease) in Net Asset Value.........      (0.19)      0.87      (1.16)      0.67       0.21
                                                       ---------  ---------  ---------  ---------  ---------
  Net Asset Value - End of Year......................  $   10.79  $   10.98  $   10.11  $   11.27  $   10.60
                                                       ---------  ---------  ---------  ---------  ---------
                                                       ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN..............................      3.21%     14.35%    (5.24)%     11.91%      8.00%

RATIOS TO AVERAGE NET ASSETS:
  Expenses...........................................      0.93%      0.77%      0.55%      0.50%      0.50%
  Expenses Before Reimbursement from Adviser.........      0.93%      0.93%      0.93%      0.93%      0.93%
  Net Investment Income..............................      4.92%      5.16%      5.36%      5.13%      5.67%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate............................        31%        37%        38%        30%        21%
  Net Assets at End of Year (000's omitted)..........  $  44,410  $  49,725  $  44,385  $  58,094  $  43,921
  Number of Shares Outstanding at End of Year (000's
    omitted).........................................      4,116      4,527      4,391      5,157      4,145

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996

1. SIGNIFICANT ACCOUNTING POLICIES

Fund for Tax-Free Investors, Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end, investment company. The Fund consists of three separate portfolios which invest primarily in securities exempt from Federal income taxes. On December 31, 1996, there were 200,000,000 shares of $0.001 par value capital stock authorized. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund consistently follows:

    (a) Securities of the Money Market Portfolio are valued at amortized cost, which approximates market value. Securities of the Virginia and Maryland Portfolios are valued by a pricing service approved by the Board of Directors. The valuation methods used are reviewed by the Board of Directors to determine that they reflect fair value.

    (b) Investment income is recorded as earned.

    (c) Net investment income is computed, and dividends are declared daily. Dividends are paid monthly and reinvested in additional shares unless shareholders request payment. Net capital gains, if any, will be distributed to shareholders annually.

    (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required. The Fund also meets the requirements that allow it to designate distributions from interest income on obligations which are exempt from Federal income tax as exempt-interest dividends.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Associates (the "Adviser") under an agreement whereby the Fund pays a fee at an annual rate of 0.50% of the average daily net assets of the Money Market Portfolio and 0.625% of the average daily net assets of the Virginia Portfolio and of the Maryland Portfolio. The Adviser has agreed to reimburse the Fund for expenses, (including investment advisory fee), excluding interest and extraordinary legal expenses, which exceed one percent of the average daily net assets per annum. No reimbursement was required for the year ended December 31, 1996. Certain Officers and Directors of the Fund are also affiliated with the Adviser.

Rushmore Trust and Savings, FSB ("Rushmore Trust"), a majority-owned subsidiary of the Adviser, provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets and pays the operating expenses of the Fund. For these services, Rushmore Trust receives an annual fee of 0.25% of the average net assets of the

Money Market Portfolio, and 0.30% of the average net assets of the Virginia and Maryland Portfolios.

3. SECURITIES TRANSACTIONS

Security transactions are recorded on the trade date. For the year ended December 31, 1996, purchases and sales (including maturities), of securities, excluding short-term securities, were as follows:

                                                                  Virginia     Maryland
                                                                  Portfolio    Portfolio
                                                                 -----------  -----------
Purchases......................................................  $14,760,466  $14,666,158
                                                                 -----------  -----------
Sales..........................................................  $15,463,095  $18,848,087
                                                                 -----------  -----------

4. NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

As of December 31, 1996, net unrealized appreciation of investments in the Virginia Portfolio for Federal income tax purposes aggregated $1,163,397 of which $1,190,533 related to appreciated investments and $27,136 related to depreciated investments. In the Maryland Portfolio, net unrealized appreciation of investments for Federal income tax purposes totaled $1,509,899 of which $1,550,245 related to appreciated investments and $40,346 related to depreciated investments.

5. NET ASSETS

At December 31, 1996, net assets consisted of the following:

                                                                           Money
                                                                          Market      Virginia     Maryland
                                                                         Portfolio    Portfolio    Portfolio
                                                                        -----------  -----------  -----------
Paid-in-Capital.......................................................  $18,889,522  $31,212,566  $43,355,179
Undistributed Net Investment Income...................................           --          961        2,069
Accumulated Net Realized Loss on Investments..........................           --      (22,180)    (456,790)
Net Unrealized Appreciation of Investments............................           --    1,163,397    1,509,899
                                                                        -----------  -----------  -----------
NET ASSETS............................................................  $18,889,522  $32,354,744  $44,410,357
                                                                        -----------  -----------  -----------
                                                                        -----------  -----------  -----------

6. CAPITAL LOSS CARRYOVERS

At December 31, 1996, for Federal income tax purposes, the following Portfolios had capital loss carryforwards which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                              Money Market       Virginia        Maryland
Expires December 31,                            Portfolio        Portfolio       Portfolio
-------------------------------------------  ---------------  ---------------  -------------
2002.......................................        --            $  22,180       $ 456,790

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors
of Fund for Tax-Free Investors, Inc.:

We have audited the statements of net assets of the Money Market, Virginia and Maryland Portfolios of Fund for Tax-Free Investors, Inc. (the Fund) as of December 31, 1996, the related statements of operations for the year then ended and of changes in net assets for the years ended December 31, 1996 and 1995, and the financial highlights for each of the five years in the period ended December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the net assets of the Money Market, Virginia and Maryland Portfolios of Fund for Tax-Free Investors, Inc. at December 31, 1996, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Princeton, New Jersey
January 24, 1997

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
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
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
                                     [Logo]
                               FUND FOR TAX-FREE
                                   INVESTORS
                              -------------------

                                 Annual Report

                               December 31, 1996